Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Marpai, Inc.
Entity Central Index Key	0001844392
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1916231
Entity Primary SIC Number	8090
Entity Address, Address Line One	615 Channelside Drive, Suite 207
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	646
Local Phone Number	303-3483
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mr. Edmundo Gonzalez
Entity Address, Address Line One	615 Channelside Drive, Suite 207
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602